Interests In Other Entities - Additional Information (Detail) £ in Millions			6 Months Ended
	Jan. 01, 2018 GBP (£) Employees	Feb. 07, 2000 USD ($)	Jun. 30, 2018
Disclosure of information about unconsolidated subsidiaries [line items]
Non-cumulative trust preferred securities issued | $		$ 1,000,000,000
Non-cumulative trust preferred securities interest rate		8.963%
Santander Uk Operations Ltd And Santander UK Ttechnology Ltd [member] | Events After Reporting Period [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership interest in trust preferred entities by Santander UK plc	100.00%
Cash consideration	£ 66
Produban servicios informaticos generales SI [member] | Events After Reporting Period [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Cash consideration	£ 13
Santander UK Plc [member] | Events After Reporting Period [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Number of employees transferred | Employees	4,900
Abbey National Capital Trust I [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership interest in trust preferred entities by Santander UK plc			100.00%
Name of subsidiary			Abbey National Capital Trust I
Abbey National Capital LP I [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership interest in trust preferred entities by Santander UK plc			100.00%
Name of subsidiary			Abbey National Capital LP I